TROUBLED DEBT RESTRUCTURINGS	12 Months Ended
Dec. 31, 2011
Troubled Debt Restructuring, Debtor, Current Period [Abstract]
Troubled Debt Restructuring [Text Block]
NOTE 6	TROUBLED DEBT RESTRUCTURINGS

The following table summarizes information relative to loan modifications determined to be troubled debt restructurings during 2011.

	2011
	Number	Recorded
(Amounts in thousands)	of TDRs	Investment
Commercial operating	2	$177
Commercial real estate, 1-4 family	1	283
Commercial real estate, other	2	3,672
Total	5	$4,132

A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Corporation offers various types of concessions when modifying a loan. Loan terms that may be modified due to a borrower’s financial situation include, but are not limited to, a reduction in the stated interest rate, a reduction in the face amount of the debt, a reduction of the accrued interest, temporary interest-only payments, or re-aging, extensions, deferrals, renewals and rewrites. In mitigation, additional collateral, a co-borrower or a guarantor may be requested.

The $4,132,000 in modified loans represents 5 credit relationships in which economic concessions were granted to borrowers to better align the terms of their loans with their current ability to pay. These actions were taken to help financially stressed borrowers maintain their homes or businesses. Of the 5 loans modified during 2011, 3 loans totaling $3,901,000 were in accruing status at year-end.

Loans modified in a TDR may already be on nonaccrual status and partial charge-offs may have in some cases been taken against the outstanding loan balance. The allowance for impaired loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependant or on the present value of expected future cash flows discounted at the loan’s effective interest rate. Management exercises significant judgment in developing these determinations.